Annual Fund Operating Expenses	May 26, 2026
Advisors Capital Total Return - Equity Fund | Advisors Capital Total Return - Equity Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[1]
Expenses (as a percentage of Assets)	1.77%
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[2]
Expenses (as a percentage of Assets)	1.77%
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[3]
Acquired Fund Fees and Expenses	0.16%
Expenses (as a percentage of Assets)	1.93%
Advisors Capital Active All Cap Fund | Advisors Capital Active All Cap Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[4]
Acquired Fund Fees and Expenses	0.04%
Expenses (as a percentage of Assets)	1.81%
Advisors Capital Growth Fund | Advisors Capital Growth Fund Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.62%
Distribution and Service (12b-1) Fees	0.15%	[5]
Acquired Fund Fees and Expenses	0.09%
Expenses (as a percentage of Assets)	1.86%

[1]	Amended and restated.
[2]	Amended and restated.
[3]	Amended and restated.
[4]	Amended and restated.
[5]	Amended and restated.